Supplemental guarantor information required under SEC regulations (Tables)	6 Months Ended
Jun. 30, 2023
Supplemental Guarantor Information [Line Items]
Schedule Of Condensed Income Statement [Table Text Block]

Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2023
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 4,911 3,248 4,399 (2,260) 10,298
Interest expense from financial instruments measured at

amortized cost
(6,508) (1,085) (3,543) 2,675 (8,461)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 461 343 460 (407) 856
Net interest income (1,136) 2,506 1,316 8 2,694
Other net income from financial instruments measured

at fair value through
profit or loss 3,605 505 533 366 5,009
Fee and commission income 1,384 2,557 6,457 (314) 10,083
Fee and commission expense (345) (233) (601) 314 (866)
Net fee and commission income 1,038 2,324 5,855 0 9,217
Other income 2,166 118 527 (2,418) 392
Total revenues 5,673 5,453 8,231 (2,045) 17,313
Credit loss expense / (release) 1 21 29 3 54
Personnel expenses 1,670 1,092 4,983 0 7,745
General and administrative expenses 1,834 1,735 3,216 (1,360) 5,425
Depreciation, amortization and impairment of non-financial

assets
427 198 605 (54) 1,176
Operating expenses 3,931 3,025 8,804 (1,414) 14,346
Operating profit / (loss) before tax 1,741 2,407 (602) (634) 2,912
Tax expense / (benefit) 50 436 241 48 776
Net profit / (loss) 1,691 1,971 (843) (683) 2,136
Net profit / (loss) attributable to non-controlling interests 0 0 12 0 12
Net profit / (loss) attributable to shareholders 1,691 1,971 (855) (683) 2,124
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance

with Swiss

GAAP.

2

The

”Other subsidiaries“

column includes

consolidated information

for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2022
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 1,506 1,775 1,638 (393) 4,526
Interest expense from financial instruments measured at

amortized cost
(1,629) (238) (643) 597 (1,912)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 557 238 136 (165) 766
Net interest income 434 1,775 1,132 39 3,380
Other net income from financial instruments measured

at fair value through
profit or loss 2,373 469 468 535 3,845
Fee and commission income 1,634 2,606 7,230 (366) 11,103
Fee and commission expense (373) (247) (678) 363 (934)
Net fee and commission income 1,261 2,359 6,552 (3) 10,169
Other income 3,653 104 1,944 (4,567) 1,135
Total revenues 7,721 4,708 10,095 (3,995) 18,529
Credit loss expense / (release) (31) 58 (4) 2 25
Personnel expenses 1,782 1,031 5,183 0 7,996
General and administrative expenses 1,642 1,688 2,596 (1,330) 4,597
Depreciation, amortization and impairment of non-financial

assets
432 158 366 (55) 900
Operating expenses 3,856 2,877 8,145 (1,385) 13,492
Operating profit / (loss) before tax 3,896 1,774 1,954 (2,612) 5,012
Tax expense / (benefit) (18) 322 557 165 1,026
Net profit / (loss) 3,914 1,452 1,397 (2,777) 3,986
Net profit / (loss) attributable to non-controlling interests 0 0 18 0 18
Net profit / (loss) attributable to shareholders 3,914 1,452 1,379 (2,777) 3,968
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG

standalone financial statements
under “Complementary financial

information” at ubs.com/investors

for information prepared

in accordance with

Swiss GAAP.

2 The

”Other subsidiaries“

column includes

consolidated information for

the UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Condensed Statement Of Comprehensive Income [Table Text Block]

Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2023
Comprehensive income attributable to shareholders
Net profit / (loss) 1,691 1,971 (855) (683) 2,124
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax 10 470 63 (297) 246
Financial assets measured at fair value through other comprehensive income, net of tax 1 1 1
Cash flow hedges, net of tax
40 108 (79) (5) 64
Cost of hedging, net of tax 6 (1) 6
Total other comprehensive income that may be reclassified to the income statement, net of tax 57 578 (16) (302) 317
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 3 (18) 2 (12)
Own credit on financial liabilities designated at fair value, net of tax
(100) (100)
Total other comprehensive income that will not be reclassified to the income statement, net of tax (96) (18) 2 (112)
Total other comprehensive income (39) 560 (14) (302) 206
Total comprehensive income attributable to shareholders 1,652 2,531 (870) (985) 2,329
Total comprehensive income attributable to non-controlling interests 14 14
Total comprehensive income 1,652 2,531 (856) (985) 2,343
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2022
Comprehensive income attributable to shareholders
Net profit / (loss) 3,914 1,452 1,379 (2,777) 3,968
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax (107) (688) (647) 641 (801)
Financial assets measured at fair value through other comprehensive income, net of tax
3
(6) 10 0 3
Cash flow hedges, net of tax
(1,970) (889) (492) (3) (3,355)
Cost of hedging, net of tax 98 98
Total other comprehensive income that may be reclassified to the income statement, net of tax (1,986) (1,576) (1,130) 637 (4,055)
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 266 (94) 57 0 229
Own credit on financial liabilities designated at fair value, net of tax
693 693
Total other comprehensive income that will not be reclassified to the income statement, net of tax 960 (94) 57 0 922
Total other comprehensive income (1,027) (1,671) (1,073) 637 (3,133)
Total comprehensive income attributable to shareholders 2,888 (219) 307 (2,140) 835
Total comprehensive income attributable to non-controlling interests 9 9
Total comprehensive income 2,888 (219) 316 (2,140) 844
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG

significant sub-groups, as well as standalone information for other subsidiaries.

3 Effective 1 April 2022, a portfolio of assets previously
classified as Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost. Refer to Note 10a for more information.

Schedule Of Condensed Balance Sheet [Table Text Block]

Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 30 June 2023
Assets
Cash and balances at central banks 41,403 84,668 33,354 159,425
Amounts due from banks 58,247 6,891 16,479 (60,222) 21,395
Receivables from securities financing transactions measured at amortized cost 48,438 827 39,088 (26,375) 61,977
Cash collateral receivables on derivative instruments 36,017 1,832 10,757 (13,538) 35,068
Loans and advances to customers 91,603 239,061 97,024 (30,091) 397,596
Other financial assets measured at amortized cost 23,165 8,674 23,093 (2,753) 52,180
Total financial assets measured at amortized cost 298,872 341,954 219,795 (132,979) 727,642
Financial assets at fair value held for trading 106,625 124 15,466 (1,982) 120,232 of which: assets pledged as collateral that may be
sold or repledged by counterparties 45,553 1 7,170 (13,156) 39,568
Derivative financial instruments 122,172 4,810 30,912 (33,849) 124,046
Brokerage receivables 11,314 9,905 0 21,218
Financial assets at fair value not held for trading 53,343 4,255 30,637 (24,522) 63,714
Total financial assets measured at fair value through profit or loss 293,455 9,189 86,919 (60,353) 329,210
Financial assets measured at fair value

through other comprehensive income 1,935 282 2,217
Investments in subsidiaries and associates 50,969 34 0 (49,894) 1,109
Property, equipment and software 5,904 1,707 3,847 (265) 11,193
Goodwill and intangible assets 212 6,064 5 6,281
Deferred tax assets 1,752 263 7,479 (83) 9,411
Other non-financial assets 6,354 1,697 1,193 10 9,254
Total assets 659,454 354,843 325,579 (243,558) 1,096,318
Liabilities
Amounts due to banks

45,557 42,309 60,365 (131,941) 16,290
Payables from securities financing transactions measured at
amortized cost 21,049 439 17,170 (26,338) 12,320
Cash collateral payables on derivative instruments 32,431 1,361 11,108 (13,456) 31,445
Customer deposits 97,967 276,512 119,750 27,428 521,657
Funding from UBS Group AG measured at amortized cost 61,445 61,445
Debt issued measured at amortized cost 53,535 9,083 1 (57) 62,561
Other financial liabilities measured at amortized cost 5,598 3,076 6,118 (3,119) 11,673
Total financial liabilities measured at amortized cost 317,581 332,780 214,513 (147,482) 717,392
Financial liabilities at fair value held for trading 30,727 351 6,321 (1,784) 35,616
Derivative financial instruments 125,014 5,316 30,850 (33,813) 127,367
Brokerage payables designated at fair value 29,158 14,204 (4) 43,357
Debt issued designated at fair value 78,084 783 (127) 78,741
Other financial liabilities designated at fair value 20,073 22,163 (10,811) 31,425
Total financial liabilities measured at fair value through profit or loss 283,056 5,667 74,321 (46,539) 316,506
Provisions 1,889 215 1,713 (1) 3,817
Other non-financial liabilities 1,205 1,098 2,943 84 5,330
Total liabilities 603,731 339,760 293,491 (193,938) 1,043,044
Equity attributable to shareholders 55,723 15,083 31,736 (49,620) 52,922
Equity attributable to non-controlling interests 352 352
Total equity 55,723 15,083 32,088 (49,620) 53,274
Total liabilities and equity 659,454 354,843 325,579 (243,558) 1,096,318
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG

standalone financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2022
Assets
Cash and balances at central banks 48,689 84,465 36,291 0 169,445
Amounts due from banks 39,691 6,357 19,063 (50,441) 14,671
Receivables from securities financing transactions measured at amortized cost 51,493 903 34,110 (18,691) 67,814
Cash collateral receivables on derivative instruments 35,594 1,221 10,074 (11,856) 35,033
Loans and advances to customers 90,168 229,861 101,231 (31,233) 390,027
Other financial assets measured at amortized cost 24,005 9,532 21,880 (2,029) 53,389
Total financial assets measured at amortized cost 289,641 332,339 222,649 (114,250) 730,379
Financial assets at fair value held for trading 95,810 173 13,899 (1,848) 108,034 of which: assets pledged as collateral that may be
sold or repledged by counterparties 41,056 0 5,578 (9,892) 36,742
Derivative financial instruments 149,447 5,925 35,106 (40,368) 150,109
Brokerage receivables 9,763 0 7,814 0 17,576
Financial assets at fair value not held for trading 45,302 4,354 26,843 (17,091) 59,408
Total financial assets measured at fair value through profit or loss 300,321 10,453 83,661 (59,308) 335,127
Financial assets measured at fair value

through other comprehensive income 1,953 0 286 0 2,239
Investments in subsidiaries and associates 54,323 33 0 (53,255) 1,101
Property, equipment and software 5,852 1,654 4,077 (267) 11,316
Goodwill and intangible assets 213 0 6,050 5 6,267
Deferred tax assets 1,624 276 7,470 (16) 9,354
Other non-financial assets 6,930 1,768 951 4 9,652
Total assets 660,856 346,522 325,144 (227,087) 1,105,436
Liabilities
Amounts due to banks

41,395 37,123 51,555 (118,477) 11,596
Payables from securities financing transactions measured at
amortized cost 9,425 247 13,303 (18,774) 4,202
Cash collateral payables on derivative instruments 35,528 1,518 11,191 (11,800) 36,436
Customer deposits 98,628 273,316 132,619 22,608 527,171
Funding from UBS Group AG measured at amortized cost 56,147 0 0 56,147
Debt issued measured at amortized cost 50,706 8,965 1 (173) 59,499
Other financial liabilities measured at amortized cost 4,903 2,221 5,554 (2,287) 10,391
Total financial liabilities measured at amortized cost 296,733 323,391 214,222 (128,903) 705,442
Financial liabilities at fair value held for trading 25,059 183 5,843 (1,570) 29,515
Derivative financial instruments 153,778 6,177 35,314 (40,363) 154,906
Brokerage payables designated at fair value 32,346 0 12,746 (7) 45,085
Debt issued designated at fair value 71,444 0 508 (110) 71,842
Other financial liabilities designated at fair value 17,888 0 17,074 (2,928) 32,033
Total financial liabilities measured at fair value through profit or loss 300,514 6,360 71,484 (44,977) 333,382
Provisions 1,904 239 1,041 (2) 3,183
Other non-financial liabilities 1,630 1,019 3,742 98 6,489
Total liabilities 600,782 331,009 290,490 (173,785) 1,048,496
Equity attributable to shareholders 60,075 15,513 34,313 (53,303) 56,598
Equity attributable to non-controlling interests 342 0 342
Total equity 60,075 15,513 34,655 (53,303) 56,940
Total liabilities and equity 660,856 346,522 325,144 (227,087) 1,105,436
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Schedule Of Condensed Cash Flow Statement [Table Text Block]

Supplemental guarantor consolidated statement

of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the six months ended 30 June 2023
Net cash flow from / (used in) operating activities (17,054) 699 (2,755) (19,110)
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets
2
35 35
Purchase of property, equipment and software (220) (142) (307) (669)
Purchase of financial assets measured at fair value through other comprehensive income
(2,392) (52) (2,444)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 2,408 60 2,468
Purchase of debt securities measured at amortized cost
(5,005) (1,059) (1,477) (7,541)
Disposal and redemption of debt securities measured at amortized cost
1,141 1,421 2,097 4,659
Net cash flow from / (used in) investing activities (4,033) 220 321 (3,492)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost
5,519 4 32 5,555
Distributions paid on UBS AG shares (6,000) (6,000)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
50,162 479 500 51,141
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(43,322) (645) (124) (44,091)
Net cash flows from other financing activities (124) 0 (118) (242)
Net activity related to group internal capital transactions and dividends 5,128 (2,944) (2,185) 0
Net cash flow from / (used in) financing activities 11,363 (3,106) (1,895) 6,362
Total cash flow
Cash and cash equivalents at the beginning of the year 63,608 86,232 45,359 195,200
Net cash flow from / (used in) operating, investing and financing activities
(9,724) (2,187) (4,329) (16,239)
Effects of exchange rate differences on cash and cash equivalents (472) 2,470 2 1,999
Cash and cash equivalents at the end of the period
4
53,412 86,515 41,032 180,959
1 Cash flows generally represent a third-party

view from a UBS AG consolidated

perspective, except for Net activity

related to group internal capital transactions

and dividends.

2 Includes dividends received from
associates.

3 Includes funding from UBS Group AG to UBS AG.

4 Consists of balances with an original maturity of three months or less. USD
3,073 m were restricted.

Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the six months ended 30 June 2022
Net cash flow from / (used in) operating activities 13,625 6,134 (3,121) 16,639
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets
2
31 880 911
Purchase of property, equipment and software (276) (145) (275) (695)
Disposal of property, equipment and software 3 0 0 3
Purchase of financial assets measured at fair value through other comprehensive income
(2,275) (547) (2,821)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 1,498 794 2,291
Purchase of debt securities measured at amortized cost
(5,879) (622) (1,666) (8,167)
Disposal and redemption of debt securities measured at amortized cost
2,160 313 1,440 3,914
Net cash flow from / (used in) investing activities (4,738) (454) 627 (4,565)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost
(10,421) (3) (16) (10,440)
Distributions paid on UBS AG shares (4,200) (4,200)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
48,258 550 48 48,856
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(35,671) (385) (253) (36,309)
Net cash flows from other financing activities (130) (211) (341)
Net activity related to group internal capital transactions and dividends 4,092 (2,088) (2,004) 0
Net cash flow from / (used in) financing activities 1,929 (1,926) (2,436) (2,433)
Total cash flow
Cash and cash equivalents at the beginning of the year 57,895 92,799 57,061 207,755
Net cash flow from / (used in) operating, investing and financing activities
10,816 3,755 (4,930) 9,642
Effects of exchange rate differences on cash and cash equivalents (3,671) (4,342) (1,635) (9,648)
Cash and cash equivalents at the end of the period
4
65,040 92,212 50,496 207,748
1 Cash flows generally represent

a third-party view from a UBS

AG consolidated perspective,

except for Net activity related

to group internal capital transactions

and dividends.

2 Includes cash proceeds from

the
sale of UBS AG’s shareholding in its Japanese

real estate joint venture, Mitsubishi Corp.-UBS Realty Inc.,

and dividends received from associates.

3 Includes funding from UBS Group AG to UBS AG.

4 Consists of
balances with an original maturity of three months or less. USD 4,434 m were restricted.